Provisions for legal proceedings are set out as follows: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	$ 2,228	$ 2,199	$ 2,199	$ 3,113
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Total	759	706
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Total	377	488
Civil provision [member]
IfrsStatementLineItems [Line Items]
Total	648	713
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Total	$ 444	$ 292